Note 14 - Warrants (Details Narrative) - CAD	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Note 14 - Warrants (Details) [Line Items]
Issuance of Shares on Exercise of Warrants (in Dollars)	CAD 324,258	CAD 700,653	CAD 562,500
Additional Paid-in Capital [Member]
Note 14 - Warrants (Details) [Line Items]
Issuance of Shares on Exercise of Warrants (in Dollars)	CAD (106,315)	CAD (330,066)	CAD (464,804)
Cash Exercise Of Warrants [Member]
Note 14 - Warrants (Details) [Line Items]
Warrants Exercised	336,018	832,104	450,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	168,009	357,912	225,000